MARKETABLE SECURITIES (Summary of Available-for-sale Marketable Securities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Amortized cost, within one year	$ 8,074
Gross unrealized gains, within one year	2
Gross unrealized losses, within one year	2
Accrued Interest, within one year	38
Fair value, within one year	8,112
Amortized cost, after one year	10,836
Gross unrealized gains, after one year	15
Gross unrealized losses, after one year	2
Accrued Interest, after one year	77
Fair value, after one year	10,926
Available-for-sale marketable securities:
Amortized cost	18,910
Gross unrealized gains	17
Gross unrealized losses	4
Accrued Interest	115
Fair value	19,038
Corporate bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost, within one year	7,570
Gross unrealized gains, within one year	2
Gross unrealized losses, within one year	2
Accrued Interest, within one year	37
Fair value, within one year	7,607
Amortized cost, after one year	10,353
Gross unrealized gains, after one year	13
Gross unrealized losses, after one year	2
Accrued Interest, after one year	70
Fair value, after one year	10,434
Governmental bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost, within one year	504
Gross unrealized gains, within one year
Gross unrealized losses, within one year
Accrued Interest, within one year	1
Fair value, within one year	505
Amortized cost, after one year	483
Gross unrealized gains, after one year	2
Gross unrealized losses, after one year
Accrued Interest, after one year	7
Fair value, after one year	$ 492